Earnings per share (Tables)	12 Months Ended
Jun. 30, 2019
(Loss) / profit per share attributable to equity holders of the parent:
Schedule of basic earnings per share
	June 30, 2019	June 30, 2018	June 30, 2017
Profit for the year of continuing operations attributable to equity holders of the parent	(26,083)	(1,013)	(3,791)
Profit for the year of discontinued operations attributable to equity holders of the parent	468	15,740	2,671
Profit for the year attributable to equity holders of the parent	(25,615)	14,727	(1,120)
Weighted average number of ordinary shares outstanding	575	575	575
Basic earnings per share	(44.55)	25.61	(1.95)

Schedule of diluted earnings per share
	June 30, 2019	June 30, 2018	June 30, 2017
Profit for the year of continuing operations attributable to equity holders of the parent	(26,083)	(1,013)	(3,791)
Profit for the year of discontinued operations attributable to equity holders of the parent	468	15,740	2,671
Profit for the year per share attributable to equity holders of the parent	(25,615)	14,727	(1,120)
Weighted average number of ordinary shares outstanding	575	579	575
Diluted earnings per share	(44,55)	25,44	(1,95)